PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Component of Property, Plant and Equipment, Net
The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	March 31, 2024	December 31, 2023
Rental tools and equipment	5-10	195,460	188,949
Buildings and improvements	5-40	6,686	6,672
Office furniture, fixtures and equipment	3-5	2,269	2,389
Transportation and equipment	3-5	783	793

Total property, plant and equipment		205,198	198,803
Less: accumulated deprecation		(134,602)	(133,003)

Property, plant and equipment, net (excluding construction in progress)		70,596	65,800
Construction in progress		—	—

Property, plant and equipment, net		$70,596	$65,800

The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	December 31, 2023	December 31, 2022
Rental tools and equipment	5-10	188,949	160,973
Buildings and improvements	5-40	6,672	5,781
Office furniture, fixtures and equipment	3-5	2,389	2,101
Transportation and equipment	3-5	793	827

Total property, plant and equipment		198,803	169,682
Less: accumulated depreciation		(133,003)	(125,537)

Property, plant and equipment, net (excluding construction in progress)		65,800	44,145
Construction in progress		—	9

Property, plant and equipment, net		$65,800	$44,154